Deposits	12 Months Ended
Dec. 31, 2017
Banking and Thrift [Abstract]
Deposits
Deposits

Deposits outstanding at December 31, 2017 and 2016 are summarized below by account type.

	December 31, 2017			December 31, 2016
	Balance	Weighted Rate	Interest Rate Range	Balance	Weighted Rate	Interest Rate Range
Checking Accounts	$197,434,385	0.04%	0.00-1.98%	$171,133,555	0.02%	0.00-0.20%
Money Market Accounts	231,652,920	0.28%	0.00-1.10%	230,902,038	0.20%	0.00-0.50%
Statement Savings Accounts	42,927,311	0.11%	0.00-0.11%	36,522,989	0.10%	0.00-0.10%
Total	$472,014,616	0.16%	0.00-1.98%	$438,558,582	0.12%	0.00-0.50%
Certificate Accounts:
0.00 – 0.99%	$129,354,569			$148,370,515
1.00 – 1.99%	99,627,750			66,532,221
2.00 – 2.99%	1,109,684			641,960
Total	$230,092,003	0.90%	0.10-2.00%	$215,544,696	0.78%	0.05-2.00%
Total Deposits	$702,106,619	0.41%	0.00-2.00%	$654,103,278	0.34%	0.00-2.00%

Included in the certificates above were $24.4 million and $40.3 million in brokered deposits at December 31, 2017 and 2016, respectively, with a weighted average interest rate of 1.23% and 1.14%, respectively. Of the $24.4 million in brokered deposits at December 31, 2017, $9.4 million mature within one year. At both December 31, 2017 and 2016, the Bank had $81,000 in overdrafts that were reclassified to loans.
The aggregate amount of certificates of deposit with a minimum denomination of $100,000 was $139.7 million and $119.2 million at December 31, 2017 and 2016, respectively. Certificate of deposits that met or exceeded the FDIC insurance limit of $250,000 were $78.6 million and $57.4 million at December 31, 2017 and 2016, respectively.

The amounts and scheduled maturities of all certificates of deposit were as follows at December 31, 2017 and 2016:

	December 31,
	2017	2016
Within 1 Year	$135,173,064	$131,484,617
After 1 Year, Within 2 Years	56,687,383	40,384,177
After 2 Years, Within 3 Years	11,572,310	15,459,977
After 3 Years, Within 4 Years	19,946,316	8,452,948
After 4 Years, Within 5 Years	6,208,724	19,762,977
Thereafter	504,206	—
	$230,092,003	$215,544,696